Distribution Date:	10/20/25	JPMBB Commercial Mortgage Securities Trust 2016-C1
Determination Date:	10/14/25
Next Distribution Date:	11/18/25
Record Date:	09/30/25	Commercial Mortgage Pass-Through Certificates
Series 2016-C1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Kunal Singh	(212) 834-5467
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Exchangeable Certificate Factor Detail	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Additional Information	7	Special Servicer	Midland Loan Services
Bond / Collateral Reconciliation - Cash Flows	8		askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Balances	9		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	10-14	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Mortgage Loan Detail (Part 1)	15-16
			Attention: JPMBB 2016-C1 Transaction Manager		notices@pentalphasurveillance.com
Mortgage Loan Detail (Part 2)	17-18		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Principal Prepayment Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	21				trustadministrationgroup@computershare.com
Collateral Stratification and Historical Detail	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27-29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46645LAU1	1.694700%	29,181,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46645LAV9	2.668400%	95,864,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46645LAW7	3.514700%	44,513,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46645LAX5	3.310600%	175,000,000.00	66,618,896.71	56,824,307.51	183,790.43	0.00	0.00	57,008,097.94	9,794,589.20	47.09%	30.00%
A-5	46645LAY3	3.576100%	317,480,000.00	317,480,000.00	0.00	946,116.86	0.00	0.00	946,116.86	317,480,000.00	47.09%	30.00%
A-SB	46645LAZ0	3.315800%	53,301,000.00	988,528.78	988,528.78	2,731.47	0.00	0.00	991,260.25	0.00	0.00%	30.00%
A-S	46645LBD8	3.970400%	58,760,000.00	58,760,000.00	0.00	194,417.25	0.00	0.00	194,417.25	58,760,000.00	37.59%	24.25%
B	46645LBE6	4.695247%	58,760,000.00	58,760,000.00	0.00	229,910.61	0.00	0.00	229,910.61	58,760,000.00	28.09%	18.50%
C	46645LBF3	4.695247%	47,263,000.00	47,263,000.00	0.00	184,926.23	0.00	0.00	184,926.23	47,263,000.00	20.44%	13.88%
D-1	46645LAC1	4.195247%	34,490,000.00	34,490,000.00	0.00	120,578.40	0.00	0.00	120,578.40	34,490,000.00	14.87%	10.50%
D-2	46645LAE7	4.195247%	21,716,000.00	21,716,000.00	0.00	75,919.99	0.00	0.00	75,919.99	21,716,000.00	11.36%	8.37%
E	46645LAJ6	4.695247%	29,380,000.00	29,380,000.00	0.00	114,955.30	0.00	0.00	114,955.30	29,380,000.00	6.61%	5.50%
F	46645LAL1	4.695247%	11,496,000.00	11,496,000.00	0.00	44,980.47	0.00	0.00	44,980.47	11,496,000.00	4.75%	4.38%
NR*	46645LAN7	4.695247%	44,708,765.00	29,366,223.95	0.00	76,860.92	0.00	0.00	76,860.92	29,366,223.95	0.00%	0.00%
R	46645LAQ0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46645LAS6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,021,912,767.00	676,318,649.44	57,812,836.29	2,175,187.93	0.00	0.00	59,988,024.22	618,505,813.15

X-A	46645LBA4	1.107376%	774,099,000.00	443,847,425.49	0.00	409,588.49	0.00	0.00	409,588.49	386,034,589.20
X-B	46645LBB2	0.000000%	58,760,000.00	58,760,000.00	0.00	0.00	0.00	0.00	0.00	58,760,000.00
X-C	46645LBC0	0.000000%	47,263,000.00	47,263,000.00	0.00	0.00	0.00	0.00	0.00	47,263,000.00
X-D	46645LAA5	0.500000%	56,206,000.00	56,206,000.00	0.00	23,419.17	0.00	0.00	23,419.17	56,206,000.00
Notional SubTotal			936,328,000.00	606,076,425.49	0.00	433,007.66	0.00	0.00	433,007.66	548,263,589.20

Deal Distribution Total					57,812,836.29	2,608,195.59	0.00	0.00	60,421,031.88

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46645LAU1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46645LAV9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46645LAW7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46645LAX5	380.67940977	324.71032863	1.05023103	0.00000000	0.00000000	0.00000000	0.00000000	325.76055966	55.96908114
A-5	46645LAY3	1,000.00000000	0.00000000	2.98008334	0.00000000	0.00000000	0.00000000	0.00000000	2.98008334	1,000.00000000
A-SB	46645LAZ0	18.54615823	18.54615823	0.05124613	0.00000000	0.00000000	0.00000000	0.00000000	18.59740436	0.00000000
A-S	46645LBD8	1,000.00000000	0.00000000	3.30866661	0.00000000	0.00000000	0.00000000	0.00000000	3.30866661	1,000.00000000
B	46645LBE6	1,000.00000000	0.00000000	3.91270609	0.00000000	0.00000000	0.00000000	0.00000000	3.91270609	1,000.00000000
C	46645LBF3	1,000.00000000	0.00000000	3.91270613	0.00000000	0.00000000	0.00000000	0.00000000	3.91270613	1,000.00000000
D-1	46645LAC1	1,000.00000000	0.00000000	3.49603943	0.00000000	0.00000000	0.00000000	0.00000000	3.49603943	1,000.00000000
D-2	46645LAE7	1,000.00000000	0.00000000	3.49603933	0.00000000	0.00000000	0.00000000	0.00000000	3.49603933	1,000.00000000
E	46645LAJ6	1,000.00000000	0.00000000	3.91270592	0.00000000	0.00000000	0.00000000	0.00000000	3.91270592	1,000.00000000
F	46645LAL1	1,000.00000000	0.00000000	3.91270616	0.00000000	0.00000000	0.00000000	0.00000000	3.91270616	1,000.00000000
NR	46645LAN7	656.83370923	0.00000000	1.71914657	0.85085061	8.63839003	0.00000000	0.00000000	1.71914657	656.83370923
R	46645LAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46645LAS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46645LBA4	573.37294776	0.00000000	0.52911642	0.00000000	0.00000000	0.00000000	0.00000000	0.52911642	498.68891343
X-B	46645LBB2	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-C	46645LBC0	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46645LAA5	1,000.00000000	0.00000000	0.41666673	0.00000000	0.00000000	0.00000000	0.00000000	0.41666673	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	09/01/25 - 09/30/25	30	0.00	183,790.43	0.00	183,790.43	0.00	0.00	0.00	183,790.43	0.00
A-5	09/01/25 - 09/30/25	30	0.00	946,116.86	0.00	946,116.86	0.00	0.00	0.00	946,116.86	0.00
A-SB	09/01/25 - 09/30/25	30	0.00	2,731.47	0.00	2,731.47	0.00	0.00	0.00	2,731.47	0.00
X-A	09/01/25 - 09/30/25	30	0.00	409,588.49	0.00	409,588.49	0.00	0.00	0.00	409,588.49	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	09/01/25 - 09/30/25	30	0.00	23,419.17	0.00	23,419.17	0.00	0.00	0.00	23,419.17	0.00
A-S	09/01/25 - 09/30/25	30	0.00	194,417.25	0.00	194,417.25	0.00	0.00	0.00	194,417.25	0.00
B	09/01/25 - 09/30/25	30	0.00	229,910.61	0.00	229,910.61	0.00	0.00	0.00	229,910.61	0.00
C	09/01/25 - 09/30/25	30	0.00	184,926.23	0.00	184,926.23	0.00	0.00	0.00	184,926.23	0.00
D-1	09/01/25 - 09/30/25	30	0.00	120,578.40	0.00	120,578.40	0.00	0.00	0.00	120,578.40	0.00
D-2	09/01/25 - 09/30/25	30	0.00	75,919.99	0.00	75,919.99	0.00	0.00	0.00	75,919.99	0.00
E	09/01/25 - 09/30/25	30	0.00	114,955.30	0.00	114,955.30	0.00	0.00	0.00	114,955.30	0.00
F	09/01/25 - 09/30/25	30	0.00	44,980.47	0.00	44,980.47	0.00	0.00	0.00	44,980.47	0.00
NR	09/01/25 - 09/30/25	30	346,814.29	114,901.40	0.00	114,901.40	38,040.48	0.00	0.00	76,860.92	386,211.75
Totals			346,814.29	2,646,236.07	0.00	2,646,236.07	38,040.48	0.00	0.00	2,608,195.59	386,211.75

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance	Principal Distribution Interest Distribution		Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
D-1 (Cert)	46645LAC1	4.195247%	34,490,000.00	34,490,000.00	0.00	120,578.40	0.00	0.00	120,578.40	34,490,000.00
D-1 (Exch)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D-2 (Cert)	46645LAE7	4.195247%	21,716,000.00	21,716,000.00	0.00	75,919.99	0.00	0.00	75,919.99	21,716,000.00
D-2 (Exch)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			56,206,000.02	56,206,000.00	0.00	196,498.39	0.00	0.00	196,498.39	56,206,000.00

Exchangeable Certificate Details
D	46645LAG2	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
D	46645LAG2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

	Additional Information
Total Available Distribution Amount (1)	60,421,031.88
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,656,732.27	Master Servicing Fee	5,299.83
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,115.23
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	281.80
ARD Interest	0.00	Operating Advisor Fee	1,127.20
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	462.15
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,656,732.27	Total Fees	10,496.21

Principal		Expenses/Reimbursements
Scheduled Principal	44,749,691.67	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	13,063,144.62	Special Servicing Fees (Monthly)	37,378.47
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	662.01
Total Principal Collected	57,812,836.29	Total Expenses/Reimbursements	38,040.48

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,608,195.59
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	57,812,836.29
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	60,421,031.88
Total Funds Collected	60,469,568.56	Total Funds Distributed	60,469,568.57

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	676,318,649.44	676,318,649.44	Beginning Certificate Balance	676,318,649.44
(-) Scheduled Principal Collections	44,749,691.67	44,749,691.67	(-) Principal Distributions	57,812,836.29
(-) Unscheduled Principal Collections	13,063,144.62	13,063,144.62	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	618,505,813.15	618,505,813.15	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	676,329,945.34	676,329,945.34	Ending Certificate Balance	618,505,813.15
Ending Actual Collateral Balance	618,526,110.75	618,526,110.75

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.70%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	32,214,757.16	5.21%	4	5.0268	NAP	Defeased	5	32,214,757.16	5.21%	4	5.0268	NAP
	9,999,999 or less	10	54,369,049.33	8.79%	3	4.8678	1.393382	1.35 or less	9	151,940,325.98	24.57%	2	4.8718	0.769482
10,000,000 to 19,999,999		4	57,918,605.79	9.36%	3	4.9528	2.015966	1.36 to 1.45	1	10,343,772.87	1.67%	3	4.9540	1.370600
20,000,000 to 24,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.46 to 1.55	1	8,223,441.96	1.33%	3	4.7960	1.508600
25,000,000 to 49,999,999		3	97,663,651.78	15.79%	3	4.5528	1.983459	1.56 to 1.65	3	142,115,102.98	22.98%	3	4.8949	1.655503
	50,000,000 or greater	5	376,339,749.09	60.85%	3	4.6583	2.105202	1.66 to 1.80	1	5,720,438.73	0.92%	3	5.0500	1.769800
	Totals	27	618,505,813.15	100.00%	3	4.7068	1.972566	1.81 to 2.00	2	77,018,193.51	12.45%	2	4.6374	1.956601
								2.01 or greater	5	190,929,779.96	30.87%	3	4.3820	3.346327
								Totals	27	618,505,813.15	100.00%	3	4.7068	1.972566
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	5	32,214,757.16	5.21%	4	5.0268	NAP	Texas	7	82,173,025.55	13.29%	2	4.6035	1.960588
Alabama	2	1,258,962.05	0.20%	3	4.4206	2.909300	Virginia	1	1,124,615.15	0.18%	4	4.2330	3.868300
Arizona	1	2,064,867.16	0.33%	4	4.2330	3.868300	Washington	1	17,216,943.59	2.78%	4	5.0100	0.812800
California	4	21,061,017.56	3.41%	3	4.6770	2.210957	Wisconsin	2	2,470,850.92	0.40%	3	4.3937	3.046604
Connecticut	1	2,747,010.77	0.44%	4	4.2330	3.868300	Totals	72	618,505,813.15	100.00%	3	4.7068	1.972566
Florida	6	82,193,708.54	13.29%	3	4.9356	2.046802
									Property Type³
Georgia	4	10,384,000.00	1.68%	2	4.5860	2.063600
Idaho	1	1,419,596.17	0.23%	4	4.2330	3.868300		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	4	3,098,962.05	0.50%	2	4.5188	2.407168		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	1	1,511,777.74	0.24%	4	4.2330	3.868300	Defeased	5	32,214,757.16	5.21%	4	5.0268	NAP
Louisiana	3	2,991,000.00	0.48%	2	4.5860	2.063600	Lodging	6	102,354,488.35	16.55%	3	4.9420	1.750666
Maryland	1	7,018,193.51	1.13%	4	5.0800	1.961600	Mixed Use	4	54,088,499.80	8.75%	2	4.9021	0.262083
Massachusetts	1	1,585,523.00	0.26%	4	4.2330	3.868300	Multi-Family	2	9,853,224.46	1.59%	4	5.0858	1.606862
Michigan	1	943,939.27	0.15%	4	4.2330	3.868300	Office	5	318,775,353.89	51.54%	3	4.6026	2.184808
Minnesota	1	711,641.72	0.12%	4	4.2330	3.868300	Retail	23	60,659,598.86	9.81%	2	4.7684	1.911387
Mississippi	2	7,223,237.97	1.17%	3	4.6945	1.291720	Self Storage	27	40,559,890.63	6.56%	4	4.2330	3.868300
Nevada	3	28,145,220.95	4.55%	2	4.7747	2.020030	Totals	72	618,505,813.15	100.00%	3	4.7068	1.972566
New Mexico	1	1,039,808.11	0.17%	4	4.2330	3.868300
New York	7	256,289,072.72	41.44%	3	4.6147	2.243253
North Carolina	3	3,844,627.60	0.62%	3	4.4113	2.956709
Ohio	2	32,792,341.08	5.30%	2	4.9161	(0.368704)
Oklahoma	1	1,072,993.47	0.17%	4	4.2330	3.868300
Pennsylvania	2	2,499,964.17	0.40%	4	4.2330	3.868300
South Carolina	2	1,396,390.77	0.23%	3	4.4024	3.002390
Tennessee	2	10,011,764.41	1.62%	3	4.6954	1.930095

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	32,214,757.16	5.21%	4	5.0268	NAP	Defeased	5	32,214,757.16	5.21%	4	5.0268	NAP
	4.40000% or less	2	135,559,890.63	21.92%	4	4.2239	3.678875	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	3	101,867,220.95	16.47%	2	4.5884	1.935052	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	4	21,216,682.50	3.43%	3	4.7642	1.292826	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% or greater	13	327,647,261.91	52.97%	2	4.9082	1.389440	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	27	618,505,813.15	100.00%	3	4.7068	1.972566	49 months or greater	22	586,291,055.99	94.79%	3	4.6892	2.010097
								Totals	27	618,505,813.15	100.00%	3	4.7068	1.972566
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	32,214,757.16	5.21%	4	5.0268	NAP	Defeased	5	32,214,757.16	5.21%	4	5.0268	NAP
	60 months or less	22	586,291,055.99	94.79%	3	4.6892	2.010097	Interest Only	6	358,212,000.00	57.92%	3	4.6156	2.188185
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	3	76,068,116.16	12.30%	3	4.5524	1.922531
	Totals	27	618,505,813.15	100.00%	3	4.7068	1.972566	241 months to 300 months	13	152,010,939.83	24.58%	3	4.9312	1.634252
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	27	618,505,813.15	100.00%	3	4.7068	1.972566
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	32,214,757.16	5.21%	4	5.0268	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	21	583,015,702.10	94.26%	3	4.6894	2.012620
	13 months to 24 months	1	3,275,353.89	0.53%	3	4.6650	1.561000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	27	618,505,813.15	100.00%	3	4.7068	1.972566
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	883100566	OF	New York	NY	Actual/360	4.220%	334,083.33	0.00	0.00	N/A	02/06/26	--	95,000,000.00	95,000,000.00	10/06/25
2	305560002	OF	New York	NY	Actual/360	4.862%	315,999.45	0.00	0.00	N/A	01/06/26	--	78,000,000.00	78,000,000.00	09/06/25
3	304961102	OF	New York	NY	Actual/360	4.832%	291,933.33	0.00	0.00	N/A	11/01/25	--	72,500,000.00	72,500,000.00	10/01/25
4	305190002	OF	Austin	TX	Actual/360	4.593%	267,925.00	0.00	0.00	N/A	12/01/25	--	70,000,000.00	70,000,000.00	10/01/25
5	305560005	LO	Naples	FL	Actual/360	4.950%	251,467.92	122,171.08	0.00	N/A	01/01/26	--	60,961,920.17	60,839,749.09	10/01/25
6	883100562	SS	Various	Various	Actual/360	4.233%	143,617.60	153,815.07	0.00	02/06/26	02/06/36	--	40,713,705.70	40,559,890.63	10/06/25
9	305190005	MU	Cleveland	OH	Actual/360	4.931%	132,209.83	82,603.65	0.00	N/A	12/01/25	--	32,174,364.80	32,091,761.15	10/01/25
10	695100617	SS	Various	Various	Actual/360	4.823%	102,226.23	25,434,682.59	0.00	N/A	01/06/26	10/06/25	25,434,682.59	0.00	10/06/25
10A	305560617				Actual/360	4.823%	5,367.13	1,335,384.99	0.00	N/A	01/06/26	--	1,335,384.99	0.00	10/06/25
14	883100548	RT	Various	Various	Actual/360	4.586%	95,587.53	0.00	0.00	N/A	12/06/25	--	25,012,000.00	25,012,000.00	10/06/25
15	695100628	LO	Lynnwood	WA	Actual/360	5.010%	72,045.53	39,471.81	0.00	N/A	02/06/26	--	17,256,415.40	17,216,943.59	10/06/25
16	305560016	MU	Winter Park	FL	Actual/360	5.080%	70,627.53	30,403.53	0.00	N/A	02/05/26	11/05/25	16,683,667.65	16,653,264.12	10/05/25
18	305560018	RT	Las Vegas	NV	Actual/360	4.900%	72,275.00	0.00	0.00	N/A	12/05/25	--	17,700,000.00	17,700,000.00	10/05/25
20	883100547	LO	Largo	FL	Actual/360	4.948%	52,314.75	29,600.23	0.00	N/A	12/06/25	--	12,687,489.56	12,657,889.33	10/06/25
21	695100621	MU	Glendale	CA	Actual/360	4.954%	42,788.24	20,759.40	0.00	N/A	01/06/26	--	10,364,532.27	10,343,772.87	10/06/25
24	883100546	OF	San Francisco	CA	Actual/360	4.314%	32,972.87	9,171,869.14	0.00	N/A	12/06/25	--	9,171,869.14	0.00	10/06/25
26	305560026	LO	Chattanooga	TN	Actual/360	4.796%	32,944.28	19,498.08	0.00	N/A	01/01/26	--	8,242,940.04	8,223,441.96	10/01/25
27	695100631	IN	Austin	TX	Actual/360	4.990%	35,406.46	8,514,579.87	0.00	N/A	02/06/26	10/06/25	8,514,579.87	0.00	10/06/25
31	305560031	MU	Las Vegas	NV	Actual/360	4.550%	26,048.54	14,724.30	0.00	N/A	11/01/25	--	6,869,945.25	6,855,220.95	09/01/25
32	305560032	MF	El Paso	TX	Actual/360	4.870%	29,364.62	11,889.95	0.00	N/A	02/05/26	11/05/25	7,235,635.86	7,223,745.91	10/05/25
33	305560033	MF	Baltimore	MD	Actual/360	5.080%	29,760.95	11,951.61	0.00	N/A	02/05/26	--	7,030,145.12	7,018,193.51	10/05/25
35	305560035	RT	Various	TX	Actual/360	4.880%	24,150.52	12,915.30	0.00	N/A	01/01/26	--	5,938,653.16	5,925,737.86	10/01/25
36	883100468	RT	Marana	AZ	Actual/360	4.700%	24,157.77	6,167,941.49	0.00	N/A	10/06/25	--	6,167,941.49	0.00	10/06/25
37	305560037	RT	Port Saint Lucie	FL	Actual/360	5.050%	24,128.74	13,123.09	0.00	N/A	01/05/26	--	5,733,561.82	5,720,438.73	10/05/25
38	883100552	RT	Greenville	MS	Actual/360	4.762%	25,048.22	10,603.59	0.00	N/A	01/06/26	--	6,312,025.86	6,301,422.27	10/06/25
39	883100531	OF	Silver Spring	MD	Actual/360	4.790%	4,721.80	30,128.26	0.00	N/A	11/06/25	--	1,182,914.24	1,152,785.98	10/06/25
40	695100633	IN	Atlanta	GA	Actual/360	5.090%	21,394.29	11,417.01	0.00	N/A	02/06/26	--	5,043,840.91	5,032,423.90	10/06/25
41	883100554	MU	Binghamton	NY	Actual/360	5.100%	20,430.50	9,431.74	0.00	N/A	01/06/26	--	4,807,176.57	4,797,744.83	10/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
42	883100549	LO	Woodland	CA	Actual/360	4.787%	13,713.78	21,291.51	0.00	N/A	12/06/25	--	3,437,755.89	3,416,464.38	10/06/25
43	883100557	MF	Chicago	IL	Actual/360	5.032%	16,541.85	3,944,796.34	0.00	N/A	10/06/25	--	3,944,796.34	0.00	10/06/25
44	883100556	OF	Austin	TX	Actual/360	4.665%	12,763.64	7,897.81	0.00	N/A	01/06/26	--	3,283,251.70	3,275,353.89	10/06/25
48	883100553	MF	Ithaca	NY	Actual/360	5.100%	12,072.57	5,573.30	0.00	N/A	01/06/26	--	2,840,604.25	2,835,030.95	09/06/25
49	695100632	MF	Cleveland	OH	Actual/360	5.320%	11,440.97	2,580,668.97	0.00	N/A	02/06/26	--	2,580,668.97	0.00	10/06/25
50	695100634	RT	Albuquerque	NM	Actual/360	5.121%	9,201.50	3,642.58	0.00	N/A	02/06/26	11/06/25	2,156,179.83	2,152,537.25	10/06/25
Totals							2,656,732.27	57,812,836.29	0.00				676,318,649.44	618,505,813.15
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	14,337,794.32	7,694,496.53	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2	20,053,129.00	21,641,909.00	04/01/24	03/31/25	--	0.00	0.00	315,674.45	315,674.45	0.00	0.00
3	22,688,535.88	13,192,842.44	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	15,436,030.39	8,891,600.52	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	21,240,595.76	20,187,889.68	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	13,335,029.15	13,949,373.86	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,499,349.00	(983,394.00)	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	2,706,791.07	1,259,801.68	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,492,778.88	1,302,796.66	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	2,124,329.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	3,665,012.42	4,096,770.98	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,111,950.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,519,630.35	783,667.03	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,125,069.01	1,107,400.41	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1,147,836.15	344,261.91	01/01/25	06/30/25	--	0.00	0.00	40,744.22	40,744.22	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	879,023.00	504,032.38	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	535,462.14	302,950.37	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	719,848.59	180,709.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	869,794.56	403,904.02	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	692,275.96	121,060.20	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	442,088.25	244,197.72	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
42	814,166.02	626,401.96	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	700,204.02	359,431.77	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	164,567.98	83,839.20	01/01/25	06/30/25	--	0.00	0.00	17,634.03	17,634.03	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	133,301,291.03	96,295,943.32				0.00	0.00	374,052.70	374,052.70	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
24	883100546	9,155,272.62	Payoff Prior to Maturity	0.00	0.00
49	695100632	2,575,413.52	Payoff Prior to Maturity	0.00	0.00
10A	305560617	1,332,458.48	Payoff Prior to Maturity	0.00	0.00
Totals		13,063,144.62		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	13,063,144.62	4.706799%	4.598815%	3
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	24,625,729.38	4.713871%	4.613740%	4
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	14,891,625.09	4.710734%	4.639533%	5
07/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.710011%	4.664705%	6
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.714231%	4.668874%	7
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	0	0.00	1	2,798,107.38	4.714960%	4.670035%	8
04/17/25	0	0.00	0	0.00	1	3,011,313.70	0	0.00	1	3,011,313.70	0	0.00	0	0.00	0	0.00	4.717606%	4.671826%	9
03/17/25	0	0.00	0	0.00	1	3,021,056.20	0	0.00	1	3,021,056.20	0	0.00	0	0.00	0	0.00	4.717664%	4.671908%	10
02/18/25	0	0.00	0	0.00	1	3,032,101.33	0	0.00	1	3,032,101.33	0	0.00	0	0.00	0	0.00	4.717745%	4.672016%	11
01/17/25	0	0.00	0	0.00	1	3,041,748.38	0	0.00	1	3,041,748.38	0	0.00	0	0.00	0	0.00	4.717802%	4.672097%	12
12/17/24	0	0.00	0	0.00	1	3,051,351.13	0	0.00	1	3,051,351.13	0	0.00	0	0.00	0	0.00	4.717859%	4.672177%	13
11/18/24	0	0.00	0	0.00	1	3,061,363.24	0	0.00	1	3,061,363.24	0	0.00	0	0.00	0	0.00	4.717923%	4.672266%	14
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
2	305560002	09/06/25	0	B	315,674.45	315,674.45	0.00		78,000,000.00	11/01/24	1
31	305560031	09/01/25	0	B	40,744.22	40,744.22	0.00		6,869,945.25
48	883100553	09/06/25	0	B	17,634.03	17,634.03	0.00		2,840,604.25
Totals					374,052.70	374,052.70	0.00		87,710,549.50
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		577,945,923	577,945,923		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		40,559,891	40,559,891		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-25	618,505,813	618,505,813	0	0	0	0
Sep-25	676,318,649	676,318,649	0	0	0	0
Aug-25	701,719,187	701,719,187	0	0	0	0
Jul-25	723,471,105	723,471,105	0	0	0	0
Jun-25	733,296,911	733,296,911	0	0	0	0
May-25	743,815,627	743,815,627	0	0	0	0
Apr-25	747,708,609	744,697,295	0	0	0	3,011,314
Mar-25	748,545,021	745,523,965	0	0	0	3,021,056
Feb-25	749,534,257	746,502,156	0	0	0	3,032,101
Jan-25	750,363,194	747,321,446	0	0	0	3,041,748
Dec-24	751,188,740	748,137,389	0	0	0	3,051,351
Nov-24	752,063,325	749,001,962	0	0	0	3,061,363
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 31

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	305560002	78,000,000.00	78,000,000.00	540,000,000.00	11/01/15	21,641,909.00	1.65690	03/31/25	01/06/26	I/O
3	304961102	72,500,000.00	72,500,000.00	770,000,000.00	08/04/15	11,939,490.44	1.15000	06/30/25	11/01/25	I/O
4	305190002	70,000,000.00	70,000,000.00	249,000,000.00	10/27/15	8,039,853.52	1.95610	06/30/25	12/01/25	I/O
Totals		220,500,000.00	220,500,000.00	1,559,000,000.00		41,621,252.96

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 31

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	305560002	OF	NY	11/01/24	1
Special Servicer comments are not available for this cycle.

3	304961102	OF	NY	08/15/25	13

The loan transferred to Special Servicing effective 8/15/2025 for Imminent Monetary Default (Balloon/Maturity Default). The loan matures in November 2025, and the Borrower has indicated that they will not be able to payoff their loan at maturity.

32 Avenue of the Americas is a 27-story, 1,163,051-square-foot, multi-tenant office, data center, and telecommunication's co-location building located in the Tribeca neighborhood of New York City. The property is currently 54% occupied and is configured as approximately 40% carrier hotel/data center space and 60% traditional office space. Originally constructed in 1932, the building holds historical significance as the site where the first transatlantic telephone call via cable was switched in 1956. A site inspection conducted in September 2025 reported the asset to be in good overall condition, with no major deferred maintenance identified. On-site amenities include direct interior access to the subway and 24/7 security. The special servicer is actively discussing potential workout strategies with Borrower.

4	305190002	OF	TX	07/30/25	13

The loan transferred to Special Servicing effective 8/15/2025 for Imminent Monetary Default (Balloon/Maturity Default). The loan matures in November 2025, and the Borrower has indicated that they will not be able to payoff their loan at maturity.

32 Avenue of the Americas is a 27-story, 1,163,051-square-foot, multi-tenant office, data center, and telecommunication's co-location building located in the Tribeca neighborhood of New York City. The property is currently 54% occupied and is configured as approximately 40% carrier hotel/data center space and 60% traditional office space. Originally constructed in 1932, the building holds historical significance as the site where the first transatlantic telephone call via cable was switched in 1956. A site inspection conducted in September 2025 reported the asset to be in good overall condition, with no major deferred maintenance identified. On-site amenities include direct interior access to the subway and 24/7 security. The special servicer is actively discussing potential workout strategies with Borrower.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 31

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	883100563	0.00	5.36500%	0.00	5.36500%	8	09/10/21	02/06/21	--
42	883100549	4,559,586.34	4.78700%	4,559,586.34 4.78700%		10	09/08/20	05/06/20	10/13/20
45	883100561	3,390,779.15	5.35700%	3,390,779.15 5.35700%		10	09/17/21	08/11/21	--
Totals		7,950,365.49		7,950,365.49
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 31

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
12	305560012	09/17/25	24,664,686.95	35,650,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
13	305560013	02/18/21	24,022,926.07	39,400,000.00	25,355,530.29	1,332,604.22	25,355,530.29	24,022,926.07	0.00	0.00	0.00	0.00	0.00%
17	305560017	04/16/21	17,364,480.53	15,700,000.00	5,998,227.85	4,017,144.31	5,998,227.85	1,981,083.54	15,383,396.99	0.00	246,890.29	15,136,506.70	83.05%
19	305560019	08/15/25	14,915,052.96	23,150,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
22	883100470	06/17/21	10,750,000.00	12,900,000.00	11,230,091.47	480,091.47	11,230,091.47	10,750,000.00	0.00	0.00	0.00	0.00	0.00%
29	883100471	05/17/21	7,012,500.00	12,400,000.00	7,074,440.48	61,940.48	7,074,440.48	7,012,500.00	0.00	0.00	0.00	0.00	0.00%
45	883100561	05/16/25	3,011,313.70	4,200,000.00	3,456,225.64	646,038.91	3,456,225.64	2,810,186.73	203,334.61	0.00	(2,700.00)	206,034.61	5.35%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			101,740,960.21	143,400,000.00	53,114,515.73	6,537,819.39	53,114,515.73	46,576,696.34	15,586,731.60	0.00	244,190.29	15,342,541.31

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	10/20/25	0.00	(74,014.62)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/25	0.00	(76,125.54)	0.00	0.00	0.00	0.00	0.00	0.00
		08/15/25	0.00	(75,798.63)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/25	0.00	(73,126.91)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/25	0.00	(75,272.70)	0.00	0.00	0.00	0.00	0.00	0.00
		05/16/25	0.00	(71,808.43)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/25	0.00	(73,903.87)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/25	0.00	(71,249.98)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/25	0.00	(70,964.96)	0.00	0.00	0.00	0.00	0.00	0.00
		01/17/25	0.00	(70,688.96)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/24	0.00	(70,414.12)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/24	0.00	(72,468.83)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/24	0.00	(69,858.44)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/24	0.00	(71,923.51)	0.00	0.00	0.00	0.00	0.00	0.00
		08/16/24	0.00	(71,634.31)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/24	0.00	(69,053.87)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/24	0.00	(71,069.44)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/24	0.00	(68,509.31)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/24	0.00	(70,508.27)	0.00	0.00	0.00	0.00	0.00	0.00
		03/15/24	0.00	(67,970.79)	0.00	0.00	0.00	0.00	0.00	0.00
		02/16/24	0.00	(67,703.88)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/24	0.00	(69,679.30)	0.00	0.00	0.00	0.00	0.00	0.00
		12/15/23	0.00	(67,169.21)	0.00	0.00	0.00	0.00	0.00	0.00
		11/17/23	0.00	(69,121.91)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/23	0.00	(66,639.58)	0.00	0.00	0.00	0.00	0.00	0.00
		09/15/23	0.00	(68,583.80)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/23	0.00	(68,307.81)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/23	0.00	(65,849.14)	0.00	0.00	0.00	0.00	0.00	0.00
		06/16/23	0.00	(67,770.27)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/23	0.00	(65,328.78)	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	04/17/23	0.00	(67,719.17)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/23	0.00	(65,283.16)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/23	0.00	(65,020.70)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/23	0.00	(64,765.14)	0.00	0.00	0.00	0.00	0.00	0.00
		12/16/22	0.00	(64,510.65)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/22	0.00	(66,390.30)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/22	0.00	(63,996.20)	0.00	0.00	0.00	0.00	0.00	0.00
		09/16/22	0.00	(65,860.86)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/22	0.00	(65,535.41)	0.00	0.00	0.00	0.00	0.00	0.00
		07/15/22	0.00	(63,172.34)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/22	0.00	(66,033.42)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/22	0.00	(63,652.38)	0.00	0.00	0.00	0.00	0.00	0.00
		04/18/22	0.00	(65,488.96)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/22	0.00	(63,133.15)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/22	0.00	(62,879.77)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/22	0.00	(62,632.81)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/21	0.00	(62,386.86)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/21	0.00	(63,056.22)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/21	0.00	(61,909.63)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/21	0.00	(63,714.30)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/21	0.00	(63,526.74)	0.00	0.00	0.00	0.00	0.00	0.00
		07/16/21	0.00	(61,236.45)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/21	0.00	(62,927.16)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/21	0.00	(60,600.15)	0.00	0.00	0.00	0.00	0.00	0.00
12	305560012	09/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	305560013	02/18/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	305560017	06/17/22	0.00	0.00	15,136,506.70	0.00	0.00	(251,390.29)	0.00	0.00	15,136,506.70
		04/18/22	0.00	0.00	15,387,896.99	0.00	0.00	4,500.00	0.00	0.00
		04/16/21	0.00	0.00	15,383,396.99	0.00	0.00	15,383,396.99	0.00	0.00
19	305560019	08/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
22	883100470	06/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	883100471	05/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
45	883100561	08/15/25	0.00	0.00	206,034.61	0.00	0.00	2,700.00	0.00	0.00	206,034.61
		05/16/25	0.00	0.00	203,334.61	0.00	0.00	203,334.61	0.00	0.00
Current Period Totals			0.00	(74,014.62)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(3,647,951.10)	15,342,541.31	0.00	0.00	15,342,541.31	0.00	0.00	15,342,541.31

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	16,250.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	6,545.14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	14,583.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	662.01	0.00
Total	0.00	0.00	37,378.47	0.00	0.00	0.00	0.00	0.00	0.00	0.00	662.01	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		38,040.48

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Supplemental Notes
None

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